Interest income - Schedule of Interest Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense (income), defined benefit plans [abstract]
Interest on related party loan	$ 0	$ 0	$ 6,841
Interest on bank deposits	536,157	2,342,071	560,349
Total	$ 536,157	$ 2,342,071	$ 567,190